Derivatives (Primary Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 286,643	$ 271,492
Estimated Fair Value Assets	12,139	10,489
Estimated Fair Value Liabilities	6,921	5,267
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	50,351	45,069
Estimated Fair Value Assets	4,652	4,106
Estimated Fair Value Liabilities	2,792	2,070
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	7,327	8,947
Estimated Fair Value Assets	2,255	2,239
Estimated Fair Value Liabilities	284	222
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,021	5,108
Estimated Fair Value Assets	2,221	2,177
Estimated Fair Value Liabilities	6	11
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,221	2,154
Estimated Fair Value Assets	34	62
Estimated Fair Value Liabilities	224	159
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,085	1,685
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	54	52
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	32,752	24,637
Estimated Fair Value Assets	2,202	1,599
Estimated Fair Value Liabilities	2,458	1,800
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,040	1,960
Estimated Fair Value Assets	325	427
Estimated Fair Value Liabilities	34	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,032	70
Estimated Fair Value Assets	0	15
Estimated Fair Value Liabilities	370	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	26,680	22,607
Estimated Fair Value Assets	1,877	1,157
Estimated Fair Value Liabilities	2,054	1,800
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	10,272	11,485
Estimated Fair Value Assets	195	268
Estimated Fair Value Liabilities	50	48
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,394	3,916
Estimated Fair Value Assets	47	63
Estimated Fair Value Liabilities	5	12
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Currency options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	8,878	7,569
Estimated Fair Value Assets	148	205
Estimated Fair Value Liabilities	45	36
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	236,292	226,423
Estimated Fair Value Assets	7,487	6,383
Estimated Fair Value Liabilities	4,129	3,197
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	53,349	66,202
Estimated Fair Value Assets	4,089	3,307
Estimated Fair Value Liabilities	1,641	1,609
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	613	43
Estimated Fair Value Assets	0	1
Estimated Fair Value Liabilities	25	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors
Derivatives, Fair Value [Line Items]
Gross Notional Amount	12,101	16,801
Estimated Fair Value Assets	181	278
Estimated Fair Value Liabilities	7	24
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	78,358	55,136
Estimated Fair Value Assets	112	67
Estimated Fair Value Liabilities	2	3
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,793	5,178
Estimated Fair Value Assets	3	2
Estimated Fair Value Liabilities	12	7
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,334	11,614
Estimated Fair Value Assets	628	705
Estimated Fair Value Liabilities	1	25
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Synthetic GICs
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,566	4,216
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	11,651	10,399
Estimated Fair Value Assets	1,445	687
Estimated Fair Value Liabilities	462	431
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	15,422	11,539
Estimated Fair Value Assets	117	150
Estimated Fair Value Liabilities	977	219
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	915	930
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	3,615	9,590
Estimated Fair Value Assets	195	466
Estimated Fair Value Liabilities	17	189
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — purchased
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,001	1,846
Estimated Fair Value Assets	14	28
Estimated Fair Value Liabilities	40	34
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — written
Derivatives, Fair Value [Line Items]
Gross Notional Amount	10,732	8,185
Estimated Fair Value Assets	161	65
Estimated Fair Value Liabilities	9	12
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,457	3,537
Estimated Fair Value Assets	30	26
Estimated Fair Value Liabilities	3	18
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity index options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	16,527	11,647
Estimated Fair Value Assets	426	510
Estimated Fair Value Liabilities	523	415
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity variance swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	8,263	8,571
Estimated Fair Value Assets	83	75
Estimated Fair Value Liabilities	240	202
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,549	0
Estimated Fair Value Assets	2	0
Estimated Fair Value Liabilities	127	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Total Return Swaps [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,046	989
Estimated Fair Value Assets	1	16
Estimated Fair Value Liabilities	$ 43	$ 9